Subsequent Events (Details Textuals 1) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Retail [Member]	Sep. 30, 2012 Subsequent Event [Member] Corporate & Other [Member]
Goodwill [Line Items]
Impairments	$ 65,000,000	$ 0	$ 0	$ 1,900,000,000
Accumulated impairment loss	65,000,000			1,900,000,000	1,700,000,000	241,000,000
Goodwill [Abstract]
Goodwill impairment, net of income tax				$ 1,600,000,000